                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07377

Morgan Stanley Capital Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2004

Date of reporting period: May 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Capital Opportunities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the Six-Month Period Ended May 31, 2004

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

                                                  S&P 400      LIPPER MULTI-
                                                  MID-CAP         CAP GROWTH
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
   8.74%       8.28%       8.33%       8.79%        5.47%              4.59%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The U.S. equity market entered the six-month period amid a strong rally fueled by an outpouring of positive economic data during the fall and winter of 2003. Investors gained confidence in equities as the University of Michigan's survey of consumer sentiment and the Institute for Supply Management's manufacturing activity index rose in the early part of the period. As a result, investors shifted assets into high-beta, market sensitive sectors that have traditionally rallied most strongly under similar economic conditions. Due to this influx of assets, information technology and industrial stocks were the leading sectors in the S&P 400 Mid-Cap Index early in the period. Lower-quality small-cap stocks with large short-term growth potential led their larger peers as well.

Early in 2004, however, the rally stalled as geopolitical concerns rose and economic data was mixed. Investor concern arose due to the U.S. occupation in Iraq, terrorist activities in Madrid, disappointing new jobs creation reports and hints from the Federal Open Market Committee that interest rates might be on the rise. This change in investor sentiment prompted a shift in sector leadership as investors took profits and took defensive positions against the potential detrimental effects of rising interest rates. The S&P 400 Mid-Cap Index's traditionally defensive sectors such as consumer staples and energy rallied as a result and led their more economically sensitive counterparts.

PERFORMANCE ANALYSIS

For the six-month period ended May 31, 2004, Morgan Stanley Capital Opportunities Trust outperformed both the S&P 400 Mid-Cap Index and the Lipper Multi-Cap Growth Funds Index due to strong stock selection. The Fund's strategy is to use fundamental, bottom-up analysis when building the portfolio; sector weighting differences do occur, although they are a residual of this process and generally do not reflect top-down views about those sectors. For example, during this period the Fund received its strongest results from a large overweighted position in consumer discretionary companies relative to the S&P 400 Mid-Cap Index. However, this allocation was a result of market advantages of specific companies (i.e. brand names and niche products) rather than a prediction on the fundamentals of that sector as a whole. The three largest sectors and strongest performers relative to the index in the portfolio were consumer discretionary, technology and healthcare.

Several of the Fund's best performing holdings were stocks held in the consumer discretionary sector: Station Casinos, Wynn Resorts and the lottery company GTECH. Station Casinos benefited from a new Native American partnership and increased earnings expectations. Wynn Resorts performed well as the legislative environment improved, future growth prospects looked strong and a new Sands property opened. GTECH added domestic and international multi-year contracts thus improving its earnings stability. The Fund also received strong relative performance from holdings in health care (such as equipment supplier Varian) and information technology (such as Yahoo! and Qualcomm).

While the Fund outperformed the S&P 400 Mid-Cap Index and its Lipper peer group, not all of its holdings performed well. Most notably, materials company Newmont Mining was hurt by the drop in gold prices while commercial services company ITT Educational Services has been the subject of a Department of Justice investigation.

   TOP 10 HOLDINGS
   Station Casinos                                      3.6%
   Wynn Resorts Ltd.                                    3.5
   Ultra Petroleum Corp.                                3.2
   Newmont Mining Corp. Holding Co.                     3.1
   Royal Caribbean Cruises Ltd.                         2.9
   Univision Communications Inc. -- Class A             2.8
   Berkshire Hathaway Inc. -- Class B                   2.8
   Yahoo! Inc.                                          2.1
   eBay Inc.                                            2.1
   Apogent Technologies Inc.                            2.0

   TOP FIVE INDUSTRIES
   Casino/Gaming                                       10.5%
   Medical Specialties                                  7.7
   Other Consumer Services                              6.3
   Packaged Software                                    5.4
   Biotechnology                                        5.0

Data as of May 31, 2004. Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

The Fund will normally invest at least 65% of its assets in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Lipper Multi-Cap Growth universe, which as of December 31, 2003 was approximately $29.9 million to $311.1 billion. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., invests the Fund's assets in companies that it believes exhibit above-average earnings growth prospects and attractive stock market valuations. In buying and selling securities for the Fund's portfolio, the Investment Manager uses its proprietary research in pursuing a "bottom-up" investment philosophy, which emphasizes individual company selection. Quantitative and qualitative standards also will be used to screen companies to provide a list of potential investment securities. The Investment Manager then subjects the list of securities to a fundamental analysis using a variety of criteria.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS (6397). This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MAY 31, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 02/27/96)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              CPOAX                     CPOBX                    CPOCX                    CPODX
   1 YEAR                              30.52%(3)                 29.52%(3)                29.44%(3)                30.74%(3)
                                       23.66(4)                  24.52(4)                 28.44(4)                    --
   5 YEARS                            (11.19)(3)                (11.83)(3)               (11.87)(3)               (11.04)(3)
                                      (12.14)(4)                (12.18)(4)               (11.87)(4)                   --
   SINCE INCEPTION                      3.52(3)                   3.34(3)                  2.75(3)                  3.72(3)
                                        2.71(4)                   3.34(4)                  2.75(4)                    --

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard and Poor's Mid-Cap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.5%)
              Advertising/Marketing
              Services (1.5%)
  148,500     Lamar Advertising Co.
               (Class A)*..............  $  6,069,195
                                         ------------
              Air Freight/Couriers
              (1.0%)
   98,850     C.H. Robinson Worldwide,
               Inc.  ..................     4,110,183
                                         ------------
              Apparel/Footwear (1.7%)
   95,000     Carter's, Inc.*..........     2,967,800
   95,200     Coach, Inc.*.............     4,151,672
                                         ------------
                                            7,119,472
                                         ------------
              Apparel/Footwear Retail
              (1.1%)
  104,400     Chico's FAS, Inc.*.......     4,478,760
                                         ------------
              Biotechnology (5.0%)
   93,900     Amgen Inc.*..............     5,136,330
  134,030     Charles River
               Laboratories
               International, Inc.*....     6,042,072
   70,100     Gilead Sciences, Inc.*...     4,588,746
   60,500     ImClone Systems, Inc.*...     4,477,000
                                         ------------
                                           20,244,148
                                         ------------
              Broadcasting (3.9%)
  272,000     Radio One, Inc. (Class
               D)*.....................     4,700,160
  348,150     Univision Communications
               Inc. (Class A)*.........    11,332,282
                                         ------------
                                           16,032,442
                                         ------------
              Casino/Gaming (10.5%)
  132,335     GTECH Holdings Corp. ....     7,446,490
  152,400     International Game
               Technology..............     5,989,320
  321,200     Station Casinos, Inc. ...    14,845,864
  373,790     Wynn Resorts, Ltd.*......    14,428,294
                                         ------------
                                           42,709,968
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Computer Peripherals
              (2.4%)
   65,700     Lexmark International,
               Inc. (Class A)*.........  $  6,196,824
  176,700     Network Appliance,
               Inc.*...................     3,498,660
                                         ------------
                                            9,695,484
                                         ------------
              Construction Materials
              (1.0%)
   72,900     Rinker Group Ltd. (ADR)
               (Australia).............     3,897,963
                                         ------------
              Data Processing Services
              (1.0%)
   83,800     Global Payments Inc. ....     3,910,108
                                         ------------
              Discount Stores (1.2%)
  168,100     Dollar Tree Stores,
               Inc.*...................     4,689,990
                                         ------------
              Electronic Production
              Equipment (0.9%)
   74,400     KLA-Tencor Corp.*........     3,584,592
                                         ------------
              Electronics/ Appliances
              (0.9%)
   48,250     Harman International
               Industries, Inc. .......     3,866,755
                                         ------------
              Financial Conglomerates
              (1.2%)
  118,700     Brascan Corp. (Class A)
               (Canada)................     4,689,837
                                         ------------
              Hotels/Resorts/
              Cruiselines (2.9%)
  306,700     Royal Caribbean Cruises
               Ltd. (Liberia)..........    11,998,104
                                         ------------
              Internet Retail (1.0%)
  131,500     InterActiveCorp*.........     4,110,690
                                         ------------
              Internet Software/
              Services (2.1%)
  284,800     Yahoo! Inc.*.............     8,731,968
                                         ------------

6
                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Investment Banks/ Brokers
              (2.5%)
  509,500     AmeriTrade Holding Corp.
               (Class A)*..............  $  6,057,955
  200,400     Greenhill & Co., Inc.*...     4,068,120
                                         ------------
                                           10,126,075
                                         ------------
              Medical Distributors
              (1.3%)
   69,500     Patterson Dental Co.*....     5,276,440
                                         ------------
              Medical Specialties
              (7.7%)
  257,600     Apogent Technologies
               Inc.*...................     8,299,872
  149,000     Dade Behring Holdings,
               Inc.*...................     6,652,850
  137,100     INAMED Corp.*............     8,164,305
   84,200     Kinetic Concepts Inc.*...     4,083,700
   48,650     Varian Medical Systems,
               Inc.*...................     4,033,085
                                         ------------
                                           31,233,812
                                         ------------
              Medical/Nursing Services
              (1.6%)
  154,600     VCA Antech, Inc.*........     6,647,800
                                         ------------
              Miscellaneous Commercial
              Services (1.6%)
   41,150     Corporate Executive Board
               Co. (The)...............     2,249,259
   93,550     Iron Mountain Inc.*......     4,141,459
                                         ------------
                                            6,390,718
                                         ------------
              Oil & Gas Production
              (3.7%)
   51,500     Evergreen Resources,
               Inc.*...................     1,949,275
  423,100     Ultra Petroleum Corp.
               (Canada)*...............    12,968,015
                                         ------------
                                           14,917,290
                                         ------------
              Oilfield Services/
              Equipment (1.9%)
   86,700     BJ Services Co.*.........     3,631,863
   82,100     Smith International,
               Inc.*...................     4,099,253
                                         ------------
                                            7,731,116
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Other Consumer Services
              (6.3%)
   77,800     Apollo Group, Inc. (Class
               A)*.....................  $  7,297,640
  110,500     Career Education
               Corp.*..................     7,510,685
   97,400     eBay Inc.*...............     8,649,120
   50,800     ITT Educational Services,
               Inc.*...................     2,078,228
                                         ------------
                                           25,535,673
                                         ------------
              Packaged Software (5.4%)
  135,900     Adobe Systems, Inc. .....     6,065,217
   78,350     Mercury Interactive
               Corp.*..................     3,756,099
  236,500     Red Hat, Inc.*...........     6,463,545
  126,200     Symantec Corp.*..........     5,779,960
                                         ------------
                                           22,064,821
                                         ------------
              Pharmaceuticals: Other
              (1.0%)
   62,900     Teva Pharmaceutical
               Industries Ltd. (ADR)
               (Israel)................     4,162,093
                                         ------------
              Precious Metals (3.1%)
  320,500     Newmont Mining Corp. ....    12,727,055
                                         ------------
              Property -- Casualty
              Insurers (3.7%)
    3,780     Berkshire Hathaway, Inc.
               (Class B)*..............    11,234,160
    7,725     White Mountains Insurance
               Group Ltd. (Bermuda)....     3,959,063
                                         ------------
                                           15,193,223
                                         ------------
              Real Estate Investment
              Trusts (1.0%)
  136,200     Plum Creek Timber Co.,
               Inc. ...................     4,265,784
                                         ------------
              Recreational Products
              (3.2%)
  100,200     Electronic Arts Inc.*....     5,093,166
  261,300     WMS Industries Inc.*.....     8,021,910
                                         ------------
                                           13,115,076
                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Restaurants (2.9%)
   86,335     P.F. Chang's China
               Bistro, Inc.*...........  $  3,907,522
  205,650     Sonic Corp.*.............     4,561,317
  201,400     The Steak n Shake Co.*...     3,542,626
                                         ------------
                                           12,011,465
                                         ------------
              Semiconductors (2.8%)
  163,900     Altera Corp.*............     3,751,671
  102,400     Linear Technology
               Corp. ..................     4,061,184
   79,500     Marvell Technology Group
               Ltd. (Bermuda)*.........     3,781,815
                                         ------------
                                           11,594,670
                                         ------------
              Services to the Health
              Industry (1.4%)
  121,100     Stericycle, Inc.*........     5,574,233
                                         ------------
              Specialty Stores (3.0%)
   98,800     Guitar Center, Inc.*.....     4,238,520
  144,700     PETsMART, Inc. ..........     4,498,723
  124,300     Tuesday Morning Corp.*...     3,548,765
                                         ------------
                                           12,286,008
                                         ------------
              Specialty
              Telecommunications (3.7%)
  559,300     Crown Castle
               International Corp.*....     8,238,489
  113,037     NTL, Inc.*...............     6,680,487
                                         ------------
                                           14,918,976
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Telecommunication
              Equipment (2.4%)
  358,400     Corning Inc.*............  $  4,440,576
   79,700     QUALCOMM Inc. ...........     5,345,479
                                         ------------
                                            9,786,055
                                         ------------
              Total Common Stocks
              (Cost $359,110,844)......   405,498,042
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (0.5%)
              Repurchase Agreement
  $ 1,988     Joint repurchase
               agreement account 1.015%
               due 06/01/04 (dated
               05/28/04; proceeds
               $1,988,224) (a) (Cost
               $1,988,000).............     1,988,000
                                         ------------

Total Investments
(Cost $361,098,844) (b).....   100.0%     407,486,042
Liabilities in Excess of
Other Assets................     0.0         (194,550)
                               -----     ------------
Net Assets..................   100.0%    $407,291,492
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $57,517,174 and the aggregate gross unrealized depreciation is $11,129,976, resulting in net unrealized appreciation of $46,387,198.

8
                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $361,098,844).......................................  $  407,486,042
Receivable for:
    Shares of beneficial interest sold......................         305,368
    Investments sold........................................         282,147
    Dividends...............................................         166,520
Prepaid expenses and other assets...........................         149,204
                                                              --------------
    Total Assets............................................     408,389,281
                                                              --------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................         481,313
    Investment management fee...............................         254,658
    Distribution fee........................................         250,129
Accrued expenses and other payables.........................         111,689
                                                              --------------
    Total Liabilities.......................................       1,097,789
                                                              --------------
    Net Assets..............................................  $  407,291,492
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,173,243,349
Net unrealized appreciation.................................      46,387,198
Net investment loss.........................................      (3,466,156)
Accumulated net realized loss...............................    (808,872,899)
                                                              --------------
    Net Assets..............................................  $  407,291,492
                                                              ==============
Class A Shares:
Net Assets..................................................     $10,725,471
Shares Outstanding (unlimited authorized, $.01 par value)...         798,828
    Net Asset Value Per Share...............................          $13.43
                                                              ==============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......          $14.17
                                                              ==============
Class B Shares:
Net Assets..................................................    $281,162,693
Shares Outstanding (unlimited authorized, $.01 par value)...      21,952,901
    Net Asset Value Per Share...............................          $12.81
                                                              ==============
Class C Shares:
Net Assets..................................................     $15,871,811
Shares Outstanding (unlimited authorized, $.01 par value)...       1,244,939
    Net Asset Value Per Share...............................          $12.75
                                                              ==============
Class D Shares:
Net Assets..................................................     $99,531,517
Shares Outstanding (unlimited authorized, $.01 par value)...       7,312,920
    Net Asset Value Per Share...............................          $13.61
                                                              ==============

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended May 31, 2004 (unaudited)

Net Investment Loss:
Income
Dividends (net of $7,367 foreign withholding tax)...........  $   614,419
Interest....................................................       23,704
                                                              -----------
    Total Income............................................      638,123
                                                              -----------
Expenses
Investment management fee...................................    1,570,080
Distribution fee (Class A shares)...........................       12,054
Distribution fee (Class B shares)...........................    1,458,547
Distribution fee (Class C shares)...........................       80,364
Transfer agent fees and expenses............................      806,436
Registration fees...........................................      118,108
Professional fees...........................................       35,214
Custodian fees..............................................       21,495
Trustees' fees and expenses.................................        1,820
Other.......................................................          161
                                                              -----------
    Total Expenses..........................................    4,104,279
                                                              -----------
    Net Investment Loss.....................................   (3,466,156)
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................   45,124,855
Net change in unrealized appreciation.......................   (7,697,917)
                                                              -----------
    Net Gain................................................   37,426,938
                                                              -----------
Net Increase................................................  $33,960,782
                                                              ===========

10
                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                              FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              MAY 31, 2004   NOVEMBER 30, 2003
                                                              ------------   -----------------
                                                              (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................  $(3,466,156)     $ (6,596,850)
Net realized gain...........................................   45,124,855        85,311,429
Net change in unrealized appreciation.......................   (7,697,917)       18,046,836
                                                              ------------     ------------
    Net Increase............................................   33,960,782        96,761,415
Net decrease from transactions in shares of beneficial
  interest..................................................  (48,634,003)      (76,904,069)
                                                              ------------     ------------
    Net Increase (Decrease).................................  (14,673,221)       19,857,346
Net Assets:
Beginning of period.........................................  421,964,713       402,107,367
                                                              ------------     ------------
End of Period
(Including a net investment loss of
$3,466,156 and $0, respectively)............................  $407,291,492     $421,964,713
                                                              ============     ============

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Capital Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED) continued

Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.70% to the portion of daily net assets exceeding $2 billion, but not exceeding $3 billion; and 0.675% to the portion of daily net assets in excess of $3 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $59,549,311 at May 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED) continued

six months ended May 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4, $264,429 and $747, respectively and received $15,350 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2004 aggregated $324,330,872 and $374,978,734, respectively. Included in the aforementioned transactions are purchases of $4,780,688, with other Morgan Stanley funds.

For the six months ended May 31, 2004, the Fund incurred brokerage commission of $71,910 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $31,600.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                             FOR THE SIX                 FOR THE YEAR
                                                             MONTHS ENDED                    ENDED
                                                             MAY 31, 2004              NOVEMBER 30, 2003
                                                      --------------------------   -------------------------
                                                             (unaudited)
                                                        SHARES         AMOUNT        SHARES        AMOUNT
                                                      -----------   ------------   ----------   ------------
CLASS A SHARES
Sold................................................      111,412   $  1,451,281      187,975   $  1,969,298
Redeemed............................................     (189,136)    (2,428,987)    (291,699)    (2,898,758)
                                                      -----------   ------------   ----------   ------------
Net decrease - Class A..............................      (77,724)      (977,706)    (103,724)      (929,460)
                                                      -----------   ------------   ----------   ------------
CLASS B SHARES
Sold................................................      729,219      9,035,891    2,132,262     21,456,939
Redeemed............................................   (3,864,706)   (47,919,855)  (8,864,787)   (84,839,462)
                                                      -----------   ------------   ----------   ------------
Net decrease - Class B..............................   (3,135,487)   (38,883,964)  (6,732,525)   (63,382,523)
                                                      -----------   ------------   ----------   ------------
CLASS C SHARES
Sold................................................       78,958        977,101      171,671      1,689,068
Redeemed............................................     (198,981)    (2,446,978)    (413,261)    (3,918,422)
                                                      -----------   ------------   ----------   ------------
Net decrease - Class C..............................     (120,023)    (1,469,877)    (241,590)    (2,229,354)
                                                      -----------   ------------   ----------   ------------
CLASS D SHARES
Sold................................................      523,615      6,899,445    1,817,242     18,365,069
Redeemed............................................   (1,076,113)   (14,201,901)  (2,839,186)   (28,727,801)
                                                      -----------   ------------   ----------   ------------
Net decrease - Class D..............................     (552,498)    (7,302,456)  (1,021,944)   (10,362,732)
                                                      -----------   ------------   ----------   ------------
Net decrease in Fund................................   (3,885,732)  $(48,634,003)  (8,099,783)  $(76,904,069)
                                                      ===========   ============   ==========   ============

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2003, the Fund had net capital loss carryforward of $853,148,376 of which $56,588,477 will expire on November 30, 2008, $413,253,404 will expire on November 30, 2009 and $383,306,495 will expire on October 31, 2010 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED) continued

As of November 30, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX             FOR THE YEAR ENDED NOVEMBER 30,
                                                   MONTHS ENDED     ----------------------------------------------
                                                   MAY 31, 2004      2003      2002     2001      2000      1999
                                                   ------------     -------   ------   -------   -------   -------
                                                   (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.............     $12.35         $ 9.53   $15.97   $ 26.86    $33.83    $15.60
                                                      ------         ------   ------   -------    ------    ------

Income (loss) from investment operations:
    Net investment loss++........................      (0.07)         (0.12)   (0.16)    (0.20)    (0.33)    (0.34)
    Net realized and unrealized gain (loss)......       1.15           2.94    (6.28)   (10.69)    (5.76)    18.57
                                                      ------         ------   ------   -------    ------    ------

Total income (loss) from investment operations...       1.08           2.82    (6.44)   (10.89)    (6.09)    18.23
                                                      ------         ------   ------   -------    ------    ------

Less distributions from:
    Net realized gain............................     --              --        --       --        (0.77)    --
    Paid-in-capital..............................     --              --        --       --        (0.11)    --
                                                      ------         ------   ------   -------    ------    ------

Total distributions..............................     --              --        --       --        (0.88)    --
                                                      ------         ------   ------   -------    ------    ------

Net asset value, end of period...................     $13.43         $12.35   $ 9.53   $ 15.97    $26.86    $33.83(4)
                                                      ======         ======   ======   =======    ======    ======

Total Return+....................................       8.74 %(1)     29.59%  (40.33)%  (40.54)%  (18.72)%  116.89%

Ratios to Average Net Assets(3):

Expenses.........................................       1.45 %(2)      1.52%    1.43%     1.13%     1.11%     1.23%

Net investment loss..............................      (1.15)%(2)     (1.22)%  (1.26)%   (1.02)%   (0.82)%   (0.93)%

Supplemental Data:

Net assets, end of period, in thousands..........    $10,725        $10,826   $9,339   $21,509   $48,068   $19,934

Portfolio turnover rate..........................         78 %(1)       179%      94%       25%       17%       51%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Includes the effect of a capital gain distribution of $0.004.

18
                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                FOR THE YEAR ENDED NOVEMBER 30,
                                             MONTHS ENDED   --------------------------------------------------------
                                             MAY 31, 2004     2003       2002       2001        2000         1999
                                             ------------   --------   --------   --------   ----------   ----------
                                             (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.......     $ 11.83      $  9.19   $  15.53   $  26.35    $   33.36    $   15.46
                                                -------      -------   --------   --------    ---------    ---------

Income (loss) from investment operations:
    Net investment loss++..................       (0.12)       (0.19)     (0.25)     (0.37)       (0.51)       (0.42)
    Net realized and unrealized gain
    (loss).................................        1.10         2.83      (6.09)    (10.45)       (5.62)       18.32
                                                -------      -------   --------   --------    ---------    ---------

Total income (loss) from investment
 operations................................        0.98         2.64      (6.34)    (10.82)       (6.13)       17.90
                                                -------      -------   --------   --------    ---------    ---------

Less distributions from:
    Net realized gain......................      --            --         --         --           (0.77)      --
    Paid-in-capital........................      --            --         --         --           (0.11)      --
                                                -------      -------   --------   --------    ---------    ---------

Total distributions........................      --            --         --         --           (0.88)      --
                                                -------      -------   --------   --------    ---------    ---------

Net asset value, end of period.............     $ 12.81      $ 11.83   $   9.19   $  15.53    $   26.35    $   33.36(4)
                                                =======      =======   ========   ========    =========    =========

Total Return+..............................        8.28 %(1)    28.73%   (40.82)%   (41.06)%     (19.12)%     115.82%

Ratios to Average Net Assets(3):

Expenses...................................        2.22 %(2)     2.29%     2.20%      2.02%        1.58%        1.74%

Net investment loss........................       (1.92)%(2)    (1.99)%    (2.03)%    (1.91)%      (1.29)%      (1.44)%

Supplemental Data:

Net assets, end of period, in thousands....    $281,163     $296,711   $292,533   $705,388   $1,413,820   $1,315,930

Portfolio turnover rate....................          78 %(1)      179%       94%        25%          17%          51%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Includes the effect of a capital gain distribution of $0.004.

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued

                                              FOR THE SIX               FOR THE YEAR ENDED NOVEMBER 30,
                                              MONTHS ENDED    ---------------------------------------------------
                                              MAY 31, 2004     2003       2002       2001       2000       1999
                                              ------------    -------    -------    -------    -------    -------
                                              (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period........     $11.77        $ 9.15     $15.43     $26.19     $33.24     $15.45
                                                 ------        ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment loss++...................      (0.12)        (0.19)     (0.22)     (0.37)     (0.62)     (0.52)
    Net realized and unrealized gain
    (loss)..................................       1.10          2.81      (6.06)    (10.39)     (5.55)     18.31
                                                 ------        ------     ------     ------     ------     ------

Total income (loss) from investment
 operations.................................       0.98          2.62      (6.28)    (10.76)     (6.17)     17.79
                                                 ------        ------     ------     ------     ------     ------

Less distributions from:
    Net realized gain.......................     --             --         --         --         (0.77)     --
    Paid-in-capital.........................     --             --         --         --         (0.11)     --
                                                 ------        ------     ------     ------     ------     ------

Total distributions.........................     --             --         --         --         (0.88)     --
                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period..............     $12.75        $11.77     $ 9.15     $15.43     $26.19     $33.24(4)
                                                 ======        ======     ======     ======     ======     ======

Total Return+...............................       8.33 %(1)    28.63%    (40.70)%   (41.08)%   (19.31)%   115.18%

Ratios to Average Net Assets(3):

Expenses....................................       2.22 %(2)     2.29%      1.98%      2.02%      1.86%      1.99%

Net investment loss.........................      (1.92)%(2)    (1.99)%    (1.81)%    (1.91)%    (1.56)%    (1.69)%

Supplemental Data:

Net assets, end of period, in thousands.....    $15,872       $16,069    $14,701    $32,016    $61,822    $34,898

Portfolio turnover rate.....................         78 %(1)      179%        94%        25%        17%        51%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Includes the effect of a capital gain distribution of $0.004.

20
                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued

                                                   FOR THE SIX             FOR THE YEAR ENDED NOVEMBER 30,
                                                   MONTHS ENDED     ----------------------------------------------
                                                   MAY 31, 2004      2003      2002      2001      2000      1999
                                                   ------------     -------   -------   -------   -------   ------
                                                   (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.............     $12.51         $ 9.62    $16.10    $27.04    $33.97   $15.66
                                                      ------         ------    ------    ------    ------   ------

Income (loss) from investment operations:
    Net investment loss++........................      (0.06)         (0.10)    (0.12)    (0.18)    (0.24)   (0.21)
    Net realized and unrealized gain (loss)......       1.16           2.99     (6.36)   (10.76)    (5.81)   18.52
                                                      ------         ------    ------    ------    ------   ------

Total income (loss) from investment operations...       1.10           2.89     (6.48)   (10.94)    (6.05)   18.31
                                                      ------         ------    ------    ------    ------   ------

Less distributions from:
    Net realized gain............................     --              --        --        --        (0.77)    --
    Paid-in-capital..............................     --              --        --        --        (0.11)    --
                                                      ------         ------    ------    ------    ------   ------

Total distributions..............................     --              --        --        --        (0.88)    --
                                                      ------         ------    ------    ------    ------   ------

Net asset value, end of period...................     $13.61         $12.51    $ 9.62    $16.10    $27.04   $33.97(4)
                                                      ======         ======    ======    ======    ======   ======

Total Return+....................................       8.79 %(1)     30.04%   (40.25)%  (40.46)%  (18.52)% 116.96%

Ratios to Average Net Assets(3):

Expenses.........................................       1.22 %(2)      1.29%     1.20%     1.02%     0.86%    0.99%

Net investment loss..............................      (0.92)%(2)     (0.99)%   (1.03)%   (0.91)%   (0.57)%  (0.69)%

Supplemental Data:

Net assets, end of period, in thousands..........    $99,532        $98,359   $85,534   $94,203   $23,815   $4,384

Portfolio turnover rate..........................         78 %(1)       179%       94%       25%       17%      51%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Includes the effect of a capital gain distribution of $0.004.

                                                                              21
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

                                                                  Morgan Stanley
                                                           Capital Opportunities
                                                                           Trust

Semiannual Report
May 31, 2004

[MORGAN STANLEY LOGO]

                                                     38568RPT-RA04-00335P-Y05/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2004

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